Statement of Additional Information Supplement

Arizona Municipal Bond Fund • Florida Municipal Bond Fund
High-Yield Municipal Fund • Long-Term Tax-Free Fund
Tax-Free Bond Fund • Tax-Free Money Market Fund

Supplement dated May 15, 2006 • Statement of Additional Information dated
April 1, 2006

The following replaces the chart on page 43.

      Other Accounts Managed

     The portfolio managers also may be responsible for the day-to-day management of other accounts, as indicated by the following table. None of these accounts has an advisory fee based on the performance of the account.

Other Accounts Managed (As of May 31, 2005)

                                                                                                   Other Accounts (e.g.,
                                          Registered Investment       Other Pooled                 separate accounts and
                                          Companies (e.g.,            Investment Vehicles          corporate accounts,
                                          other American Century      (e.g. commingled             including incubation
                                          funds and American          trusts and 529               strategies and
                                          Century-subadvised funds)   education savings plans)     corporate money)

------------------------------------------------------------------------------------------------------------------------
Arizona Municipal Bond
------------------------------------------------------------------------------------------------------------------------
                  Number of Other                   2                        0                             0
                  Accounts Managed
Alan Kruss(1)     ......................................................................................................
                  Assets in Other              $202,811,915                  N/A                           N/A
                  Accounts Managed
------------------------------------------------------------------------------------------------------------------------
Florida Municipal Bond
------------------------------------------------------------------------------------------------------------------------
                  Number of Other                   2                        0                             0
                  Accounts Managed
Alan Kruss(1)     ......................................................................................................
                  Assets in Other              $215,034,716                  N/A                           N/A
                  Accounts Managed
------------------------------------------------------------------------------------------------------------------------
High-Yield Municipal
------------------------------------------------------------------------------------------------------------------------
                  Number of Other                   1                        0                             0
                  Accounts Managed
Steven M. Permut  ......................................................................................................
                  Assets in Other              $401,575,048                  N/A                           N/A
                  Accounts Managed
------------------------------------------------------------------------------------------------------------------------
Long-Term Tax-Free
------------------------------------------------------------------------------------------------------------------------
                  Number of Other                   2                        0                             1
                  Accounts Managed
Robert Miller(2)  ......................................................................................................
                  Assets in Other            $1,097,724,958                  N/A                       $31,261,831
                  Accounts Managed
------------------------------------------------------------------------------------------------------------------------

1  Mr. Kruss became portfolio manager for the fund on April 21, 2006, and information is provided as of that date.

2  Mr. Miller became portfolio manager for the fund on April 21, 2006, and information is provided as of that date.

Other Accounts Managed (As of May 31, 2005)

                                                                                                   Other Accounts (e.g.,
                                          Registered Investment       Other Pooled                 separate accounts and
                                          Companies (e.g.,            Investment Vehicles          corporate accounts,
                                          other American Century      (e.g. commingled             including incubation
                                          funds and American          trusts and 529               strategies and
                                          Century-subadvised funds)   education savings plans)     corporate money)
------------------------------------------------------------------------------------------------------------------------
Tax-Free Bond
------------------------------------------------------------------------------------------------------------------------
                  Number of Other                   2                        0                             1
                  Accounts Managed
Robert Miller(2)  ......................................................................................................
                  Assets in Other              $471,493,206                  N/A                       $31,261,831
                  Accounts Managed
------------------------------------------------------------------------------------------------------------------------
Tax-Free Money Market
------------------------------------------------------------------------------------------------------------------------
                  Number of Other                   1                        0                             1
                  Accounts Managed
Todd Pardula(3)   ......................................................................................................
                  Assets in Other              $542,507,687                  N/A                      $97,137,803
                  Accounts Managed
------------------------------------------------------------------------------------------------------------------------

2  Mr. Miller became portfolio manager for the fund on April 21, 2006, and information is provided as of that date.

3  Mr. Pardula became portfolio manager for the fund on April 21, 2006, and information is provided as of that date.

The following replaces the chart on page 46.

Ownership of Securities
--------------------------------------------------------------------------------
                                 Aggregate Dollar Range of Securities in Fund
--------------------------------------------------------------------------------
Arizona Municipal Bond
   Alan Kruss(1)(2)              A
--------------------------------------------------------------------------------
Florida Municipal Bond
   Alan Kruss(1)(2)              A
--------------------------------------------------------------------------------
High-Yield Municipal
   Steven M. Permut(1)           A
--------------------------------------------------------------------------------
Long-Term Tax-Free
   Robert Miller(1)(3)           A
--------------------------------------------------------------------------------
Tax-Free Bond
   Robert Miller(1)(3)           A
--------------------------------------------------------------------------------
Tax-Free Money Market
   Todd Pardula(1)(2)            A
--------------------------------------------------------------------------------

1  American Century has adopted a policy that, with limited exceptions, requires its portfolio managers to maintain investments in the policy portfolios they oversee. However, because this portfolio manager serves on an investment team that oversees a number of funds in the same broad investment category, the portfolio manager is not required to invest in each such fund.

2  Information provided as of April 1, 2006.

3  Information provided as of April 17, 2006.

   Ranges: A - none; B - $1-$10,000; C - $10,001-$50,000; D -
   $50,001-$100,000; E - $100,001-$500,000; F - $500,001-$1,000,000; G - More
   than $1,000,000.

American Century Investment Services, Inc., Distributor

©2006 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-49417   0605